Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Raw materials	$ 1,885.5	$ 2,130.6
Work in progress	93.6	84.1
Finished goods	127.0	135.6
Current inventories	$ 2,106.1	$ 2,350.3